Debt Financings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Financing
Schedule of debt financing

	June 30, 2013	December 31, 2012
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA and Ex-Im financings	1,972,707	2,193,229
Secured bank debt(a)	1,824,588	1,961,143
Institutional secured term loans	750,000	1,450,000
Less: Deferred debt discount	(5,550)	(15,125)

	8,441,745	9,489,247
Unsecured
Bonds and medium-term notes	13,884,497	13,890,747
Less: Deferred debt discount	(32,294)	(37,207)

	13,852,203	13,853,540

Total Senior Debt Financings	22,293,948	23,342,787
Subordinated Debt	1,000,000	1,000,000

	$23,293,948	$24,342,787

(a)
Of this amount, $182.3 million (2013) and $270.5 million (2012) is non-recourse to ILFC. These secured financings were incurred by VIEs and consolidated into our Condensed, Consolidated Financial Statements.

	December 31,
	2012	2011
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA and Ex-Im financings	2,193,229	2,335,147
Secured bank debt(a)	1,961,143	2,246,936
Institutional secured term loans	1,450,000	1,300,000
Less: Deferred debt discount	(15,125)	(17,452)

	9,489,247	9,764,631
Unsecured
Bonds and medium-term notes	13,890,747	13,658,769
Less: Deferred debt discount	(37,207)	(39,128)

	13,853,540	13,619,641

Total Senior Debt Financings	23,342,787	23,384,272
Subordinated debt	1,000,000	1,000,000

	$24,342,787	$24,384,272

(a)
Of this amount, $270.5 million (2012) and $97.0 million (2011) is non-recourse to ILFC. These secured financings were incurred by VIEs, and consolidated into our consolidated financial statements.

Schedule of information regarding the collateral pledged for secured debt

	As of June 30, 2013
	Debt Outstanding	Net Book Value of Collateral		Number of Aircraft
	(Dollars in thousands)
Senior secured bonds	$3,900,000	$6,323,464		174
ECA and Ex-Im Financings	1,972,707	5,539,535		121
Secured bank debt	1,824,588	2,653,355	(a)	61	(a)
Institutional secured term loans	750,000	1,486,780		52

Total	$8,447,295	$16,003,134		408

(a)
Amounts represent net book value of collateral and number of aircraft securing ILFC secured bank term debt. Amounts do not include assets securing AeroTurbine's secured revolving credit facility. AeroTurbine's credit facility, under which $308 million was drawn as of June 30, 2013, is secured by substantially all of the assets of AeroTurbine and the subsidiary guarantors.

	As of December 31, 2012
	Debt Outstanding	Net Book Value		Number of Aircraft
	(Dollars in thousands)
Senior secured bonds	$3,900,000	$6,485,121		174
ECA and Ex-Im financings	2,193,229	5,338,188		119	(a)
Secured bank debt(b)	1,961,143	2,925,637	(b)	63	(b)
Institutional secured term loans	1,450,000	2,801,330		97

Total	$9,504,372	$17,550,276		453

(a)
Excludes the two aircraft we intend to finance with the Ex-Im notes, as they had not yet been assigned as collateral as of December 31, 2012.

(b)
Amounts represent net book value and number of aircraft securing ILFC secured bank term debt and do not include the book value or number of AeroTurbine assets securing the AeroTurbine revolving credit agreement, under which $260.0 million is included in the total Debt outstanding. ILFC guarantees the AeroTurbine revolving credit agreement on an unsecured basis.